SCHEDULE OF INVESTMENTS

Delaware Ivy Municipal High Income Fund (in thousands)	DECEMBER 31, 2021 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value
Alabama - 4.2%
AL Econ Stlmt Auth, BP Stlmt Rev Bonds, Ser 2016A, 4.000%, 9-15-33	$9,000	$10,196
Fairfield, AL, GO Warrants, Ser 2012, 6.000%, 6-1-37(A)	8,485	6,788
Jefferson Cnty, AL, Swr Rev Bonds, Ser 2013-D, 6.500%, 10-1-53	10,470	12,008
Lower AL Gas Dist, Gas Proj Rev Bonds, Ser 2016A, 5.000%, 9-1-46	6,000	8,878
UAB Medicine Fin Auth, Rev Bonds, Ser 2019B, 4.000%, 9-1-48	2,500	2,891
		40,761
Arizona - 1.3%
AZ Indl Dev Auth, Econ Dev Rev Bonds (Legacy Cares, Inc. Proj), Ser 2021A, 6.000%, 7-1-51(B)	5,350	5,923
AZ Indl Dev Auth, Edu Rev and Rfdg Bonds (AZ Agribusiness & Equine Ctr, Inc. Proj), Ser 2017B, 5.000%, 3-1-42	1,500	1,702
City of Phoenix Civic Impvt Corp., Jr Lien Arpt Rev Bonds, Ser 2019B, 3.250%, 7-1-49	1,555	1,633
Indl Dev Auth of Pima, Edu Rev Bonds (Noah Webster Sch - Pima Proj), Tax-Exempt Ser 2014A, 7.000%, 12-15-43	1,500	1,640

Phoenix, AZ, Indl Dev Auth, Student Hsng Rfdg Rev Bonds (Downtown Phoenix Student Hsng LLC - AZ State Univ Proj), Ser 2018A, 5.000%, 7-1-42	1,000	1,175
		12,073
California - 11.4%
CA Cnty Tob Securitization Agy, Tob Stlmt Asset-Bkd Bonds (Stanislaus Cnty Tob Funding Corp.), Ser 2006, 0.000%, 6-1-55(C)	6,250	552
CA Edu Fac Auth, Rev Bonds (Art Ctr College of Design), Ser 2018A, 5.000%, 4-1-51	8,710	14,183
CA Edu Fac Auth, Rev Bonds (Stanford Univ), Ser V-1, 5.000%, 5-1-49	9,000	14,482
CA Muni Fin Auth, Charter Sch Rev Bonds (Julian Charter Sch Proj), Ser 2015A, 5.625%, 3-1-45	510	535
CA Muni Fin Auth, Charter Sch Rev Bonds (Palmdale Aerospace Academy Proj), Ser 2016A:
5.000%, 7-1-41	1,750	1,966
5.000%, 7-1-46	1,670	1,867
CA Muni Fin Auth, Rev Bonds (Ret Hsng Fndtn Oblig Group), Ser 2017A, 5.000%, 11-15-31	750	932

CA Muni Fin Auth, Sr Lien Rev Bonds (LINXS APM Proj), Ser 2018A:
4.000%, 12-31-47	6,650	7,386
5.000%, 12-31-47	1,500	1,780
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A, 5.000%, 10-1-42	1,200	1,228
CA Sch Fin Auth, Charter Sch Rev Bonds (Rocketship Pub Sch - Oblig Group), Ser 2017G:
5.000%, 6-1-47	675	753
5.000%, 6-1-53	675	751
CA Sch Fin Auth, Charter Sch Rev Rfdg Bonds (Aspire Pub Sch - Oblig Group), Ser 2016: 5.000%, 8-1-41	1,500	1,692
CA Statewide Cmnty Dev Auth, Rev Bonds (Lancer Plaza Proj), Ser 2013:
5.625%, 11-1-33	1,400	1,507
5.875%, 11-1-43	1,890	2,030
CA Statewide Cmnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2016A:
5.000%, 12-1-46	3,000	3,449
5.250%, 12-1-56	2,500	2,895
CA Statewide Cmnty Dev Auth, Rfdg Rev Bonds (CA Baptist Univ), Ser 2017A, 5.000%, 11-1-41	1,000	1,170
CA Statewide Cmnty Dev Auth, Student Hsng Rfdg Rev Bonds (Univ of CA, Irvine East Campus Apt, CHF-Irvine LLC), Ser 2016, 5.000%, 5-15-40	1,500	1,725

Cert of Part, Oro Grande Elem Sch Dist, Ser 2013, 5.125%, 9-15-42(B)	2,760	2,850
CSCDA Cmnty Impvt Auth, Essential Hsng Rev Bonds, Ser 2021A, 4.000%, 8-1-56(B)	700	725
Foothill/Eastn Trans Corridor Agy, Toll Road Rfdg Rev Bonds, Ser 2013B-1 (Insured by AGM), 3.950%, 1-15-53	2,800	3,091
Foothill/Eastn Trans Corridor Agy, Toll Road Rfdg Rev Bonds, Ser 2013B-2 (Insured by AGM), 3.500%, 1-15-53	1,600	1,772
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2017A-1, 5.000%, 6-1-29	1,250	1,537
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2015A, 5.000%, 6-1-35	6,265	7,243
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2018A-1, 5.000%, 6-1-47	2,000	2,039
Inland Empire Tob Securitization Auth, Tob Stlmt Asset-Bkd Bonds (Inland Empire Tob Securitization Corp.), Ser 2007F, 0.000%, 6-1-57(C)	158,420	9,786
Los Angeles, CA, Dept of Arpts, Los Angeles Intl Arpt Sub Rev Bonds, Ser 2019F, 3.000%, 5-15-49	3,030	3,178

Los Angeles, CA, Dept of Water and Power, Power Sys Var Rate Demand Rev Bonds, Ser 2001B-3, 0.046%, 7-1-34	2,000	2,000
Palamar Hlth, Rfdg Rev Bonds, Ser 2016, 4.000%, 11-1-39	4,375	4,827
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds:
7.750%, 8-1-28	1,000	1,006
8.000%, 8-1-38	1,500	1,508
San Diego, CA, Tob Stlmt Rev Funding Corp., Tob Stlmt Bonds, Ser 2018C, 4.000%, 6-1-32	710	784
San Francisco City and Cnty Arpt Comsn, San Francisco Intl Arpt Second Ser Rev Bonds, Ser 2019A, 4.000%, 5-1-49	1,250	1,421
San Mateo Cmnty Fac Dist No. 2008-1 (Bay Meadows), Spl Tax Bonds, Ser 2012, 6.000%, 9-1-42	4,000	4,108
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds, Ser 2019B-1, 5.000%, 6-1-48	975	1,181
		109,939
Colorado - 3.0%
AR River Power Auth, CO Power Supply Sys Rev Rfdg Bonds, Ser 2018A, 5.000%, 10-1-43	5,000	5,892
CO High Performance Trans Enterprise, U.S. 36 and I-25 Managed Lanes Sr Rev Bonds, Ser 2014, 5.750%, 1-1-44	3,250	3,418

Denver, CO, Dept of Aviation, Arpt Sys Sub Rev Bonds, Ser 2018A, 4.000%, 12-1-48	5,000	5,659
Pub Auth for CO Enrg, Natural Gas Purchase Rev Bonds, Ser 2008, 6.500%, 11-15-38	9,000	14,012
		28,981
Connecticut - 0.3%
CT Hlth and Edu Fac Auth, Hlthcare Fac Expansion Rev Bonds (Church Home of Hartford, Inc. Proj), Ser 2016A:
5.000%, 9-1-46	1,000	1,105
5.000%, 9-1-53	1,600	1,762
		2,867
District Of Columbia - 1.3%
DC Tob Sltmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2006C, 0.000%, 6-15-55(C)	110,000	11,362
Metro WA DC Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2010B, 6.500%, 10-1-44	1,000	1,327
		12,689
Florida - 4.7%
Cap Trust Agy, Edu Fac Rev Bonds (Lutz Preparatory Sch, Inc. Proj), Ser 2021A, 4.000%, 6-1-41	330	373
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2014A, 6.125%, 6-15-44	5,300	5,766
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2015A, 6.000%, 6-15-35	2,000	2,269
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2020C:
7.375%, 1-1-49	7,500	8,191
5.000%, 9-15-50(B)	2,000	2,209

FL Dev Fin Corp., Rev Bonds (Sculptor Charter Sch Proj), Ser 2008A, 7.250%, 10-1-38	1,755	1,762
Lee Cnty Indl Dev Auth, Hlthcare Fac Rfdg Rev Bonds (Cypress Cove at Health Park FL, Inc. Proj), Ser 2012, 6.500%, 10-1-47	9,835	10,282
Martin Cnty Hlth Fac Auth, Hosp Rev Bonds (Cleveland Clinic Hlth Sys Oblig Group), Ser 2019A, 4.000%, 1-1-46	6,500	7,491
Mid-Bay Bridge Auth, 1st Sr Lien Rev Bonds, Ser 2015A, 5.000%, 10-1-40	2,000	2,248
Osceola Cnty, Expressway Sys Rev Bonds (Poinciana Prkwy Proj), Ser 2014A, 5.375%, 10-1-47	2,000	2,268
Seminole Cnty, FL, Indl Dev Auth, Ret Fac Rev Bonds (Legacy Pointe at UCF Proj), Ser 2019A, 5.250%, 11-15-39	2,000	2,211
		45,070
Georgia - 1.6%
Burke Cnty, GA, Dev Auth, Pollutn Ctl Rev Bonds (Oglethorpe Power Corp. Vogtle Proj), Ser 2013A, 1.500%, 1-1-40	700	717
Hosp Auth of Hall Cnty and the City of Gainesville, Rev Anticipation Certs (NE GA Hlth Sys, Inc. Proj), Ser 2020A, 3.000%, 2-15-47	3,775	3,975

Main Street Natural Gas, Inc., Gas Supply Rev Bonds, Ser 2019A, 4.000%, 5-15-39	5,500	6,296
Savannah Econ Dev Auth, Rfdg Rev Bonds (The Marshes of Skidaway Island Proj), Ser 2013, 7.250%, 1-1-49	4,000	4,532
		15,520
Hawaii - 0.2%
Kaua’I Cmnty Fac Dist No. 2008-1 (Kukul’ula Dev Proj), Spl Tax Rev Bonds, Ser 2012, 5.750%, 5-15-42	2,000	2,025

Illinois - 4.9%
Chicago Multi-Fam Hsng, Rev Bonds (Goldblatts Supportive Living Proj), Ser 2013, 6.125%, 12-1-43	8,560	6,737
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Bonds, Ser 2018B (Insured by AGM), 4.000%, 1-1-44	5,000	5,730
Chicago O’Hare Intl Arpt, Sr Spl Fac Rev Bonds (Trips Oblig Group), Ser 2018, 5.000%, 7-1-48	1,000	1,180
City of Chicago, Gen Arpt Sr Lien Rev and Rev Rfdg Bonds (Chicago O’Hare Intl Arpt), Ser 2018A (Insured by AGM), 4.375%, 1-1-53	5,000	5,733
IL Fin Auth, Rev Bonds (NW Mem Hlthcare), Ser 2017A, 4.000%, 7-15-47	5,000	5,736
IL GO Bonds, Ser 2016, 4.000%, 6-1-32	6,410	7,111

IL Metro Pier and Exposition Auth, McCormick Place Expansion Proj Rfdg Bonds, Ser 2022A, 4.000%, 12-15-42(D)	5,000	5,753
Vlg of East Dundee, Kane and Cook Cnty, IL, Ltd. Oblig Tax Incr Rev Bonds (Route 25 South Redev Proj), Ser 2012, 5.625%, 12-1-31	1,505	1,506
Vlg of Riverdale, Cook Cnty, IL, Unlimited Tax GO Bonds, Ser 2011, 8.000%, 10-1-36	7,340	7,362
		46,848

Indiana - 1.2%
IN Fin Auth, Midwestn Disaster Relief Rev Bonds (OH Vly Elec Corp. Proj), Ser 2012A, 5.000%, 6-1-39	5,000	5,067
Terre Haute, IN, Rev Bonds (Westminister Vlg Proj), Ser 2012, 6.000%, 8-1-39	4,000	4,056
Whiting, IN, Redev Dist Tax Incr Rev Bonds, Ser 2016, 4.000%, 1-15-32	2,600	2,609
		11,732

Iowa - 0.3%
IA Fin Auth, Rev and Rfdg Bonds (Childserve Proj), Ser 2015B, 5.000%, 6-1-36	2,425	2,550

Kansas - 0.6%
Lenexa, KS, Hlth Care Fac Rev Bonds (Lakeview Village, Inc.), Ser 2018A:
4.000%, 5-15-34	1,000	1,089
5.000%, 5-15-39	1,500	1,669

Unif Govt of Wyandotte Cnty, Kansas City, KS, Spl Oblig Rfdg and Impvt Rev Bonds (Wyandotte Plaza Redev Proj), Ser 2016, 5.000%, 12-1-34	3,000	3,076
		5,834
Kentucky - 1.6%
Kenton Cnty Arpt Board, Cincinnati/Northn KY Intl Arpt Rev Bonds, Ser 2019:
5.000%, 1-1-44	2,250	2,763
5.000%, 1-1-49	2,250	2,748
KY Pub Trans Infra Auth, First Tier Toll Rev Bonds, Ser 2013A, 5.750%, 7-1-49	4,000	4,328
Pub Enrg Auth of KY, Gas Supply Rev Bonds, Ser 2018B, 4.000%, 1-1-49	5,000	5,450
		15,289
Louisiana - –%
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj - Phase IIA), Ser 2014A, 8.375%, 7-1-39(A)	13,547	—*
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2013B, 10.500%, 7-1-39(A)	12,202	—*
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2015, 7.750%, 7-1-39(A)	1,977	—*
		—*
Maine - 0.1%
ME Fin Auth, Solid Waste Disp Rev Bonds (Casella Waste Sys, Inc. Proj), Ser 2015R-2, 4.375%, 8-1-35	1,000	1,100

Massachusetts - 2.1%
Cmnwlth of MA, GO Bonds, Consolidated Loan of 2020, Ser C, 2.750%, 3-1-50	5,000	5,141
CPR Custodial Receipt, Ser 2021-1, 0.000%, 1-1-45(A)(B)	12,000	11,580
MA Dev Fin Agy, Rev Bonds (Boston College Issue), Ser 2021V, 5.000%, 7-1-55	1,970	3,247
		19,968
Michigan - 3.2%
Detroit, MI, GO Bonds, Ser 2004-A (1) (Insured by AMBAC), 5.250%, 4-1-23	220	221
MI Fin Auth, Hosp Rev and Rfdg Bonds (Trinity Hlth Credit Group), Ser 2019MI-A, 3.000%, 12-1-49	12,000	12,760
MI Fin Auth, Hosp Rev Bonds (Henry Ford Hlth Sys), Ser 2019A, 4.000%, 11-15-50	2,000	2,270
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev Bonds (Old Redford Academy Proj), Ser 2010A:
5.900%, 12-1-30	1,850	1,852
6.500%, 12-1-40	3,000	3,004
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rfdg Bonds (Hanley Intl Academy, Inc. Proj), Ser 2021, 5.000%, 9-1-40	1,115	1,269
MI Pub Edu Fac Auth, Ltd. Oblig Rev Bonds (Old Redford Academy Proj), Ser 2005A, 5.875%, 12-1-30	1,720	1,722
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Backed Bonds, Ser 2008A, 5.000%, 6-1-40	6,740	8,517
		31,615

Missouri - 1.9%
Branson, MO, Indl Dev Auth, Tax Incr Rfdg Rev Bonds (Branson Shoppes Redev Proj), Ser 2017A, 3.900%, 11-1-29	635	650
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.875%, 12-1-31	675	439
6.125%, 12-1-36	1,050	682
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.400%, 10-1-26	1,145	1,089
5.500%, 10-1-31	1,925	1,725
5.550%, 10-1-36	1,725	1,465
Kirkwood, MO, Indl Dev Auth, Ret Cmnty Rev Bonds (Aberdeen Heights), Ser 2017A, 5.250%, 5-15-50	4,000	4,409
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008, 0.000%, 4-1-55(C)	2,781	487
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM):
0.000%, 7-15-36(B)(C)	2,250	1,613
0.000%, 7-15-37(B)(C)	4,000	2,776
Stone Canyon Cmnty Impvt Dist, Independence, MO, Rev Bonds (Pub Infra Impvt Proj), Ser 2007, 5.750%, 4-1-27(A)	1,250	325
Tax Incr Fin Comsn of Kansas City, MO, Tax Incr Rev Bonds (Brywood Ctr Proj), Ser 2010A, 8.000%, 4-1-33(A)	3,950	1,461

The Indl Dev Auth of Grandview, MO, Tax Incr Rev Bonds (Grandview Crossing Proj 1), Ser 2006, 5.750%, 12-1-28(A)	1,000	300
The Indl Dev Auth of Lee’s Summit, MO, Infra Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007, 5.750%, 3-1-29(A)	2,185	1,355
		18,776
Nebraska - 1.1%
Cent Plains Enrg Proj, Gas Proj Rev Bonds (Proj No. 3), Ser 2012:
5.250%, 9-1-37	8,000	8,259
5.000%, 9-1-42	2,000	2,062
		10,321
Nevada - 1.1%
Director of the State of NV, Dept of Business and Industry Charter Sch Lease Rev Bonds (Somerset Academy), Ser 2015A, 5.125%, 12-15-45	2,515	2,755
NV Dept of Business and Industry, Charter Sch Lease Rev Bonds (Somerset Academy), Ser 2018A, 5.000%, 12-15-48	500	545
Reno, NV, Cap Impvt Rev Rfdg Bonds, Ser 2019A-1:
3.750%, 6-1-39	3,165	3,493
4.000%, 6-1-46	2,000	2,229
Reno, NV, First Lien Sales Tax Rev Rfdg Bonds (Retrac-Reno Trans Rail Access Corridor Proj), Ser 2018A (Insured by AGM), 5.000%, 6-1-48	1,000	1,161
		10,183

New Hampshire - 0.2%
Natl Fin Auth (NH), Res Recovery Rfdg Rev Bonds (Covanta Proj), Ser 2020B, 3.750%, 7-1-45(B)	2,000	2,107

New Jersey - 2.1%
NJ Econ Dev Auth, Cigarette Tax Rev Rfdg Bonds, Ser 2012:
5.000%, 6-15-28	1,000	1,020
5.000%, 6-15-29	500	510
NJ Hlth Care Fac Fin Auth, Rev and Rfdg Bonds (Univ Hosp Issue), Ser 2015A, 5.000%, 7-1-46	2,355	2,676
NJ Tpk Auth, Tpk Rev Bonds, Ser 2019A, 4.000%, 1-1-48	2,500	2,877
NJ Trans Trust Fund Auth, Trans Prog Bonds, Ser 2019AA, 4.500%, 6-15-49	5,000	5,824
Tob Stlmt Fin Corp., Tob Stlmt Bonds, Ser 2018B, 5.000%, 6-1-46	6,000	6,991
		19,898
New Mexico - 0.5%
NM Hosp Equip Loan Council, Hosp Impvt and Rfdg Rev Bonds (Gerald Champion Rgnl Med Ctr Proj), Ser 2012A, 5.500%, 7-1-42	4,750	4,847
New York - 5.7%
Dormitory Auth, Sch Dist Rev Bond Fin Prog, Ser 2010A (Insured by AGM), 5.000%, 10-1-22	55	55
Metro Trans Auth, Trans Rev Green Bonds, Ser 2019B, 4.000%, 11-15-50	5,000	5,539

Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A4, 5.000%, 1-1-58	10,800	10,063
Nassau Cnty Tob Stlmnt Corp., Tob Stlmnt Asset-Bkd Bonds, Ser 2006A-3 Sr Current Int Bonds, 5.125%, 6-1-46	10,000	10,159
NY Cntys Tob Trust IV, Tob Stlmt Pass-Through Bonds, Ser 2005F, 0.000%, 6-1-60(C)	55,000	3,781
NY Cntys Tob Trust V, Tob Stlmt Pass-Through Bonds, Ser 2005B-4, 0.000%, 6-1-60(C)	277,800	13,378
NY Cntys Tob Trust VI, Tob Stlmt Pass-Through Bonds, Ser 2016A, 5.000%, 6-1-51	1,000	1,110
NY Envirnmt Fac Corp., Solid Waste Disp Rev Bonds (Casella Waste Sys, Inc. Proj), Ser 2020, 2.750%, 9-1-50	1,000	1,034
NY Trans Dev Corp., Spl Fac Rev Bonds (Delta Air Lines, Inc. - LaGuardia Arpt Terminals C&D Redev Proj), Ser 2018, 4.000%, 1-1-36	1,000	1,125
NYC Indl Dev Agy, Pilot Rev Rfdg Bonds (Yankee Stadium Proj), Ser 2020A, 3.000%, 3-1-49	1,000	1,038

The Orange Co. Funding Corp. (NY), Assisted Living Residence Rev Bonds (The Hamlet at Wallkill Assisted Living Proj), Ser 2012, 6.500%, 1-1-46	4,900	4,934
Westchester Tob Asset Securitization Corp., Tob Stlmt Bonds, Ser 2016B, 5.000%, 6-1-41	2,500	2,949
		55,165
North Carolina - 1.3%
NC Med Care Comsn, Hlth Care Fac Rev Bonds (Novant Hlth Oblig Group), Ser 2019A, 3.125%, 11-1-49	8,500	9,122
NC Tpk Auth, Monroe Expressway Toll Rev Bonds, Ser 2016C, 0.000%, 7-1-41(C)	4,160	1,779
NC Tpk Auth, Triangle Expressway Sys Sr Lien Rev Bonds, Ser 2019, 4.000%, 1-1-55	1,000	1,156
		12,057
Ohio - 3.0%
Buckeye Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Rfdg Bonds, Ser 2020B-2, 5.000%, 6-1-55	20,000	23,242
Cnty of Muskingum, OH, Hosp Fac Rev Bonds (Genesis Hlth Care Sys Oblig Group Proj), Ser 2013, 5.000%, 2-15-48	5,000	5,174
		28,416
Oklahoma - 0.4%
OK Dev Fin Auth, Hlth Sys Rev Bonds (OU Medicine Proj), Ser 2018B, 5.500%, 8-15-57	3,000	3,702

Oregon - 0.8%
Hosp Fac Auth of Salem, OR, Rev Rfdg Bonds (Cap Manor, Inc.), Ser 2012, 6.000%, 5-15-42	1,900	1,927
Port of Portland, OR, Portland Intl Arpt Rev Bonds, Ser Twenty-Five B, 5.000%, 7-1-49	3,000	3,657
Salem, OR, Hosp Fac Auth, Rev Bonds (Capital Manor Proj), Ser 2018, 5.000%, 5-15-53	1,895	2,137
		7,721
Pennsylvania - 3.8%
Chester Econ Dev Auth, Lease Rev Bonds (Friends of Chester Cmnty Charter Sch Proj), Ser 2021A, 5.625%, 8-15-48	12,000	12,141
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009E, 6.288%, 12-1-38	13,500	17,627
Philadelphia Auth for Indl Dev, Charter Sch Rev Bonds (MaST Cmnty Charter Sch II Proj), Ser 2020, 5.000%, 8-1-50	375	450
Philadelphia Auth Indl Dev, Rev Bonds (New Foundations Charter Sch Proj), Ser 2012, 6.625%, 12-15-41	3,500	3,709
Wilkes-Barre Area Sch Dist, Luzerne Cnty, PA, GO Bonds, Ser 2019, 4.000%, 4-15-54	2,500	2,876
		36,803
Puerto Rico - 17.7%
Children’s Trust, Tob Stlmt Asset-Bkd Bonds, Ser 2008A, 0.000%, 5-15-57(C)	225,000	16,090
Cmnwlth of PR, GO Bonds of 2001, Ser A:
5.250%, 6-1-22	3,780	3,784
5.500%, 6-1-22	12,990	13,020

Cmnwlth of PR, GO Bonds of 2006, Ser A, 4.320%, 6-1-22	3,130	3,083
Cmnwlth of PR, GO Bonds of 2014, Ser A, 8.000%, 7-1-35(A)	12,565	11,183
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A:
5.750%, 7-1-28(A)	5,000	4,738
5.125%, 7-1-31(A)	6,700	6,641
5.000%, 7-1-37(A)	3,730	3,725
5.250%, 7-1-37(A)	4,976	4,964
6.000%, 7-1-39(A)	13,840	13,615
7.500%, 8-20-40	35,061	33,483
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2021, 0.000%, 6-1-22(C)	2,500	2,459
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2021A, 5.250%, 7-1-22(A)	4,695	4,672
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2021D, 6.000%, 7-1-29(A)	4,000	4,025
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX, 5.250%, 7-1-40(A)	7,500	7,519
PR Elec Power Auth, Power Rev Bonds, Ser 2012A, 5.000%, 7-1-23(A)	2,785	2,781
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2010C:
4.536%, 7-1-53	1,022	1,157
4.750%, 7-1-53	5,484	6,280
4.784%, 7-1-58	7,572	8,686
5.000%, 7-1-58	8,400	9,744
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, Ser 2018A-1:
0.000%, 7-1-46(C)	8,190	2,793
0.000%, 7-1-51(C)	25,805	6,355
		170,797
Rhode Island - 0.6%
Tob Stlmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2015B, 5.000%, 6-1-50	5,000	5,498

Texas - 9.8%
Arlington Higher Edu Fin Corp., Edu Rev Bonds (Kipp Texas, Inc.), Ser 2019, 3.000%, 8-15-49	4,000	4,279
Arlington, TX, Higher Edu Fin Corp., Edu Rev Bonds (Newman Intl Academy), Ser 2021A:
4.000%, 8-15-31	200	214
5.000%, 8-15-41	600	659
Arlington, TX, Higher Edu Fin Corp., Rev Bonds (Newman Intl Academy), Ser 2016A, 5.375%, 8-15-36	4,585	5,051
Austin, TX, Arpt Sys Rev Rfdg Bonds, Ser 2019, 5.000%, 11-15-24	1,650	1,853
Bexar Cnty Hlth Fac Dev Corp., Rev Rfdg Bonds (Army Ret Residence Fndtn Proj), Ser 2016, 5.000%, 7-15-41	5,395	5,933
Board of Regents of the Univ of TX Sys, Rev Fin Sys Bonds, Ser 2019B, 5.000%, 8-15-49	8,320	13,296
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2010:
0.000%, 1-1-36(C)	2,500	1,824
0.000%, 1-1-40(C)	2,000	1,296
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2015A, 5.000%, 1-1-45	4,000	4,619
Cent TX Rgnl Mobility Auth, Sub Lien Rev Rfdg Bonds, Ser 2013:
5.000%, 1-1-33	6,000	6,277
5.000%, 1-1-42	3,000	3,139
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013B, 5.000%, 11-1-44	5,000	5,187
Grand Prkwy Trans Corp., First Tier Toll Rev Rfdg Bonds, Ser 2020C, 3.000%, 10-1-50	3,500	3,697

Montgomery, TX, Cnty Toll Road Auth, Sr Lien Toll Road Rev Bonds, Ser 2018, 5.000%, 9-15-48	1,000	1,115
New Hope Cultural Edu Fac Fin Corp., Sr Living Rev Bonds (Sanctuary LTC Proj), Ser 2021A-1, 5.500%, 1-1-57	3,805	3, 881
North TX Twy Auth, Spl Proj Sys Rev Bonds Convertible Cap Apprec Bonds, Ser 2011C, 0.000%, 9-1-43(C)	5,000	7,025
Sanger, TX, Indl Dev Corp., Indl Dev Rev Bonds (TX Pellets Proj), Ser 2012B, 8.000%, 7-1-38(A)	17,870	4,467
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Air Force Vig Oblig Group Proj), Ser 2016, 5.000%, 5-15-45	8,650	9,240
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckner Sr Living - Ventana Proj), Ser 2017A:
6.750%, 11-15-47	1,000	1,136
6.750%, 11-15-52	2,500	2,834
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (NTE Mobility Partn Segments 3 LLC Segment 3C Proj), Ser 2019, 5.000%, 6-30-58	5,000	5,992
TX Trans Comsn, State Hwy 249 Sys First Tier Toll Rev Bonds, Ser 2019A, 5.000%, 8-1-57	1,000	1,165
		94,179

Utah - 0.5%
MIDA Golf and Equestrian Ctr Pub Infra Dist, Ltd.Tax and Tax Alloc Rev Bonds, Ser 2021:
4.500%, 6-1-51	2,665	2,690
4.625%, 6-1-57	2,310	2,331
		5,021

Vermont - 0.1%
Vermont Econ Dev Auth, Solid Waste Disp Rev Bonds (Casella Waste Sys, Inc. Proj), Ser 2013, 4.625%, 4-1-36	1,000	1,167

Virginia - 4.1%
Marquis Cmnty Dev Auth (VA), Rev Bonds, Ser 2007B, 5.625%, 9-1-41	2,779	1,328
Marquis Cmnty Dev Auth (VA), Rev Bonds, Ser 2007C, 0.000%, 9-1-41(C)	821	51
Marquis Cmnty Dev Auth (York Country, VA), Convertible Cap Apprec Rev Bonds, Ser 2015, 7.500%, 9-1-45	859	420
The Rector and Visitors of the Univ of VA, Gen Rev Pledge Rfdg Bonds, Ser 2015A-2, 3.570%, 4-1-45	10,000	10,780
VA Small Business Fin Auth, Sr Lien Rev Bonds (95 Express Lanes LLC Proj), Ser 2012, 5.000%, 7-1-34	2,590	2,608
VA Small Business Fin Auth, Sr Lien Rev Bonds (Elizabeth River Crossing Opco LLC Proj), Ser 2012:
6.000%, 1-1-37	8,265	8,490
5.500%, 1-1-42	11,000	11,264

VA Small Business Fin Auth, Tax-Exempt Sr Lien Private Activity Rev Bonds (Transform 66 P3 Proj), Ser 2017, 5.000%, 12-31-56	4,000	4,732
		39,673
Washington - 0.6%
WA State Hsng Fin Comsn (Rockwood Ret Cmnty Proj), Nonprofit Hsng Rev and Rfdg Rev Bonds, Ser 2014A, 7.500%, 1-1-49	5,000	5,487

Wisconsin - 2.5%
Pub Fin Auth Sr Arpt Fac Rev and Rfdg Bonds (TrIps Obligated Group), Ser 2012B, 5.000%, 7-1-42	5,500	5,597
Pub Fin Auth, Higher Edu Fac Rev Bonds (Wittenberg Univ Proj), Ser 2016, 5.250%, 12-1-39	5,000	5,353
WI Hlth and Edu Fac Auth, Rev Bonds (Children’s Hosp of WI, Inc.), Ser 2020, 3.000%, 8-15-52	3,000	3,183
WI Pub Fin Auth, Edu Rev Bonds (Cornerstone Charter Academy Proj), Ser 2016A, 5.125%, 2-1-46	3,000	3,199
WI Pub Fin Auth, Edu Rev Bonds (Triad Edu Svc), Ser 2015A, 5.500%, 6-15-45	6,000	6,723
		24,055

Revenue Bonds - 0.7%
Detroit Gen Ret Sys Svc Corp., Cert of Part, Ser 2005A (Insured by FGIC), 4.613%, 6-2-22(A)	7,401	6,346

TOTAL MUNICIPAL BONDS – 100.5%		$967,080
(Cost: $948,929)

SHORT-TERM SECURITIES	Shares
Money Market Funds(E) - 0.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	872	872

TOTAL SHORT-TERM SECURITIES – 0.1%		$872
(Cost: $872)

TOTAL INVESTMENT SECURITIES – 100.6%		$967,952
(Cost: $949,801)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.6%)		(5,593)

NET ASSETS - 100.0%		$962,359

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(B)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021 the total value of these securities amounted to $29,783 or 3.1% of net assets.

(C)	Zero coupon bond.
(D)	Purchased on a when-issued basis with settlement subsequent to December 31, 2021.
(E)	Rate shown is the annualized 7-day yield at December 31, 2021.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$967,080	$—
Short-Term Securities	872	—	—
Total	$872	$967,080	$—

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

FGIC = Financial Guaranty Insurance Co.

For Federal income tax purposes, cost of investments owned at December 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$949,801

Gross unrealized appreciation	73,013

Gross unrealized depreciation	(54,862)

Net unrealized appreciation	$18,151